TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

13.     TRADE AND OTHER RECEIVABLES

	December 31,	December 31,
	2022	2021
Trade receivables from third parties	396	233
Other receivables from third parties	30	183
Allowance for expected credit losses	(12)	(8)
Total trade and other receivables	414	408

Trade and other receivables are non-interest bearing and are generally on terms of 20 to 30 days.

Set out below is the movement in the allowance for expected credit losses of accounts receivable:

	2022	2021
Balance at the beginning of the year	(8)	(6)
Allowance for expected credit losses	(4)	(2)
Balance at the end of the year	(12)	(8)

Information about the Group’s exposure to credit and market risks is presented in Note 20.